Risk management - Outstandings per line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 1,002,947	€ 961,863
Increase (decrease) in portfolio size	€ 41,100
Percentage of increase (decrease) in portfolio size	4.30%
Foreign exchange rate changes, negative impact on portfolio growth amount	€ 22,000
Rating class concentration increase or (decrease) percentage	78.10%	79.30%
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 408,482	€ 379,827
Increase (decrease) in portfolio size	€ 28,700
Industry composition percentage	39.50%	40.70%
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 55,983	€ 77,919
Increase (decrease) in portfolio size	(21,900)
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,985	41,899
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,689	53,381
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54,501	51,240
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,271	66,719
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	69,880	56,497
Increase (decrease) in portfolio size	13,400
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,934	33,536
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,809	27,713
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,096	24,246
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,265	22,312
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,890	19,324
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,433	26,557
Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	87,730	80,691
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	795,507	750,822
Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 187,976	€ 191,623
Rating class concentration increase or (decrease) percentage	19.90%	18.70%
Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 6,469	€ 6,114
Rating class concentration increase or (decrease) percentage		0.60%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 12,995	€ 13,303
Rating class concentration increase or (decrease) percentage	1.40%	1.30%
1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 77,079	€ 84,304
2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	139,175	135,653
5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	280,528	242,400
8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	298,724	288,466
11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	140,896	148,510
14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,563	38,561
17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,518	4,552
18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,154	3,794
19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,315	2,321
20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,995	13,303
Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	215,720	210,913
Increase (decrease) in portfolio size	4,800
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	133,644	122,914
Netherlands | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,742	22,529
Increase (decrease) in portfolio size	(13,800)
Netherlands | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,220	2,197
Netherlands | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,212	16,749
Netherlands | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,482	1,285
Netherlands | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,577	2,872
Netherlands | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,297	1,416
Netherlands | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,652	4,290
Netherlands | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,678	1,805
Netherlands | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,415	7,377
Netherlands | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,322	4,919
Netherlands | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,118	4,568
Netherlands | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,236	782
Netherlands | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,125	17,208
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	171,615	170,093
Netherlands | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,889	37,689
Netherlands | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,528	1,579
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,689	1,552
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	124,841	122,091
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,047	45,611
Belgium | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,621	10,196
Increase (decrease) in portfolio size	(3,600)
Belgium | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,257	1,531
Belgium | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,082	13,387
Belgium | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	504	314
Belgium | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,536	1,766
Belgium | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,525	11,009
Belgium | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,132	2,076
Belgium | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,868	1,843
Belgium | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,675	3,690
Belgium | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,420	8,431
Belgium | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,232	2,690
Belgium | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,362	6,824
Belgium | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,579	12,722
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	74,908	74,882
Belgium | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,899	43,059
Belgium | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	928	1,078
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,107	3,071
Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	166,672	156,071
Increase (decrease) in portfolio size	10,600
Germany | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	114,235	107,415
Germany | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,938	13,966
Germany | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	869	881
Germany | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,184	1,218
Germany | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,605	4,129
Germany | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,717	5,147
Germany | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	374	51
Germany | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,239	1,426
Germany | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,890	3,920
Germany | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	604	695
Germany | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,906	1,852
Germany | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,304	1,059
Germany | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,121	7,435
Germany | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,685	6,876
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	148,033	136,096
Increase (decrease) in portfolio size	11,900
Germany | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,505	18,238
Increase (decrease) in portfolio size	(1,700)
Germany | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	680	305
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,454	1,432
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57,966	52,136
Increase (decrease) in portfolio size	5,800
Poland | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,871	16,525
Poland | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,499	1,729
Poland | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	909	778
Poland | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,356	2,085
Poland | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	493	695
Poland | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,295	2,874
Poland | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,768	9,435
Poland | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,759	1,623
Poland | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,127	814
Poland | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,425	2,215
Poland | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,639	1,538
Poland | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,957	2,824
Poland | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	815	608
Poland | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,053	8,394
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,249	36,029
Increase (decrease) in portfolio size	5,200
Poland | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,477	13,948
Poland | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	694	701
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,546	1,458
United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,805	28,613
United Kingdom | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	117	122
United Kingdom | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,791	1,935
United Kingdom | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,848	3,021
United Kingdom | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	679	552
United Kingdom | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,917	4,733
United Kingdom | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,040	8,479
United Kingdom | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31	48
United Kingdom | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,384	2,262
United Kingdom | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,184	2,826
United Kingdom | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	261	328
United Kingdom | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,123	869
United Kingdom | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	262	301
United Kingdom | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
United Kingdom | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,169	3,137
United Kingdom | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,930	23,844
United Kingdom | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,664	4,388
United Kingdom | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30	59
United Kingdom | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	181	322
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,207	27,476
France | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,038	2,260
France | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
France | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	261	405
France | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,055	2,713
France | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,228	5,074
France | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,255	5,932
France | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,485	3,202
France | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	839	765
France | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	593	712
France | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	801	1,102
France | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	394	310
France | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	550	484
France | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,432	3,091
France | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,277	1,426
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,917	21,886
Increase (decrease) in portfolio size	3,000
France | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,048	5,229
France | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	134	54
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	108	307
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,620	40,533
Increase (decrease) in portfolio size	6,100
Spain | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,412	27,083
Spain | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	577	510
Spain | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	156	152
Spain | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,749	1,595
Spain | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	754	376
Spain | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	880	249
Spain | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,692	5,308
Spain | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	698	679
Spain | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,932	1,971
Spain | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	340	351
Spain | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	127	122
Spain | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	208	219
Spain | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	682	557
Spain | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,413	1,361
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,114	32,741
Increase (decrease) in portfolio size	8,400
Spain | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,771	7,126
Increase (decrease) in portfolio size	(2,400)
Spain | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	265	234
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	470	432
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	33,431	31,314
Luxembourg | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,734	3,058
Luxembourg | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,088	5,737
Luxembourg | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,254	2,503
Luxembourg | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,257	3,446
Luxembourg | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,808	5,268
Luxembourg | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,819	6,031
Luxembourg | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	186	82
Luxembourg | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	967	828
Luxembourg | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	539	395
Luxembourg | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,472	1,393
Luxembourg | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	306	540
Luxembourg | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	476	539
Luxembourg | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	235	246
Luxembourg | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,290	1,248
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,551	27,235
Luxembourg | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,586	3,858
Luxembourg | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53	56
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	242	166
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,919	96,076
Rest of Europe | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,761	16,391
Rest of Europe | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,912	10,913
Rest of Europe | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,730	11,212
Rest of Europe | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,805	3,707
Rest of Europe | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,205	7,779
Rest of Europe | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,738	5,174
Rest of Europe | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,463	9,203
Rest of Europe | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,048	7,407
Rest of Europe | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,291	3,951
Rest of Europe | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,998	3,008
Rest of Europe | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,464	1,271
Rest of Europe | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,399	3,862
Rest of Europe | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	520	476
Rest of Europe | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,584	11,722
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,116	67,110
Rest of Europe | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,521	25,679
Rest of Europe | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,486	1,369
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,795	1,918
America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	85,775	89,037
America | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	183	198
America | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
America | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,974	8,475
America | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,591	3,220
America | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,182	10,700
America | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,294	23,367
America | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,146	15,377
America | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,665	3,983
America | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,144	5,886
America | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,358	2,498
America | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,106	1,265
America | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,575	2,039
America | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,462	1,554
America | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,097	10,475
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	71,271	72,686
America | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,841	14,763
Increase (decrease) in portfolio size	(1,900)
America | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	406	443
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,257	1,145
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51,198	47,815
Asia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	128	129
Asia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,426	9,525
Increase (decrease) in portfolio size	(3,100)
Asia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,830	8,989
Asia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,409	1,066
Asia | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,762	9,394
Asia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,451	3,518
Asia | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	935	288
Asia | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,196	6,912
Asia | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,376	1,187
Asia | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,269	1,168
Asia | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	873	516
Asia | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,461	708
Asia | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38	44
Asia | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,044	4,372
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,214	41,203
Asia | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,430	5,859
Asia | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66	30
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	488	723
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	60,613	57,618
Australia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,294	38,106
Australia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,388	879
Australia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,396	1,593
Australia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,309	3,642
Australia | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	398	1,336
Australia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,659	1,255
Australia | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	400	488
Australia | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	663	504
Australia | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,067	2,253
Australia | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	476	406
Australia | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	585	680
Australia | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	322	23
Australia | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,528	4,941
Australia | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,127	1,513
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	50,441	46,959
Australia | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,527	9,889
Australia | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	162	203
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	483	568
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,181	2,170
Africa | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	20	16
Africa | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	281	159
Africa | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	164	157
Africa | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10	55
Africa | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	580	589
Africa | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	692	781
Africa | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	121	152
Africa | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	14
Africa | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1
Africa | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25	8
Africa | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	287	238
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	147	59
Africa | Non-investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,821	1,898
Africa | Performing Restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39	4
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	175	210
Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	431,214	426,767
Foreign exchange rate changes, negative impact on portfolio growth amount	16,600
Wholesale Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,893	2,116
Wholesale Banking | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,270	61,091
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39,229	39,974
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,024	24,643
Increase (decrease) in portfolio size	4,400
Wholesale Banking | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,512	40,962
Wholesale Banking | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	65,037	64,217
Wholesale Banking | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	59,600	48,389
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,427	27,499
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,378	25,517
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,798	13,827
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,489	8,844
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,235	10,512
Wholesale Banking | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,904	6,959
Wholesale Banking | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 58,418	€ 52,218
Wholesale Banking | Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	84.30%	83.70%
Wholesale Banking | Non-investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	13.90%	14.60%
Wholesale Banking | Performing Restructuring
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.60%	0.70%
Wholesale Banking | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.20%	1.10%
Wholesale Banking | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 43,030	€ 53,363
Wholesale Banking | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	70,691	72,462
Wholesale Banking | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	130,280	101,766
Wholesale Banking | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	119,661	129,429
Wholesale Banking | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	49,980	53,757
Wholesale Banking | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,900	7,396
Wholesale Banking | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,224	1,037
Wholesale Banking | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,209	1,792
Wholesale Banking | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	637	560
Wholesale Banking | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,602	5,204
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	35,165	44,421
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,786	26,506
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,699	27,443
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,740	21,190
Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,475	28,257
Wholesale Banking | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,462	24,351
Wholesale Banking | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,568	11,990
Wholesale Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,844	26,176
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	70,498	72,860
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	83,269	86,402
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,881	44,136
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,673	10,887
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,154	2,148
Retail Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	567,764	529,317
Retail Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	406,589	377,712
Retail Banking | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,713	15,044
Retail Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,757	1,925
Retail Banking | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	29,665	28,738
Increase (decrease) in portfolio size	38,400
Retail Banking | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,351	6,662
Retail Banking | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,973	2,212
Retail Banking | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,280	8,107
Retail Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,507	6,037
Retail Banking | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,431	2,196
Retail Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,298	10,419
Retail Banking | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,756	13,442
Retail Banking | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,655	8,812
Retail Banking | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,529	19,598
Retail Banking | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 29,261	€ 28,412
Retail Banking | Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	75.40%	73.30%
Retail Banking | Non-investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	22.50%	24.40%
Retail Banking | Performing Restructuring
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.60%	0.70%
Retail Banking | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.50%
Retail Banking | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 34,022	€ 29,151
Retail Banking | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	68,484	63,187
Retail Banking | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	149,694	140,479
Retail Banking | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	175,823	155,375
Retail Banking | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	90,916	94,753
Retail Banking | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	33,663	31,165
Retail Banking | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,147	3,345
Retail Banking | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,945	2,001
Retail Banking | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,678	1,760
Retail Banking | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,393	8,100
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	180,030	164,590
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	99,055	95,584
Retail Banking | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	136,951	128,598
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	34,223	30,946
Retail Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	252	265
Retail Banking | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,742	3,122
Retail Banking | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,015	28,507
Retail Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,587	5,139
Retail Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,384	23,203
Retail Banking | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,304	2,402
Retail Banking | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	257	215
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48,938	46,723
Retail Banking | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27	22
Corporate line
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,970	5,779
Corporate line | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		1,785
Corporate line | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,638	3,616
Corporate line | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	262	290
Corporate line | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	1
Corporate line | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19	27
Corporate line | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Other
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	50	62
Corporate line | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27	1,790
Corporate line | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	4
Corporate line | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	555	154
Corporate line | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,240	3,662
Corporate line | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	147	170
Corporate line | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	526	1,903
Corporate line | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22	30
Corporate line | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3
Corporate line | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	78	91
Corporate line | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3	3
Corporate line | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38	36
Corporate line | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate line | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	37	14
Corporate line | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	201	232
Corporate line | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,060	3,464
Corporate line | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	8
Corporate line | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio